Trade and other receivables, deposits and prepayments	12 Months Ended
Dec. 31, 2022
Trade and other receivables, deposits and prepayments
Trade and other receivables, deposits and prepayments

17          Trade and other receivables, deposits and prepayments

	2021	2022
	RMB’000	RMB’000
Trade receivables	7,772	6,193
Other receivables	1,550	1,460
Deposits	15,204	17,976
Prepayments	31,471	31,030
Advances to employees	41	720
	48,266	51,186
Less: Non-current portion
Prepayments and deposits	(16,574)	(25,299)
Current portion	31,692	25,887

The carrying amounts of trade and other receivables, deposits and prepayments are denominated in RMB and approximate their fair values.

Trade receivables are all aged within 30 days and are neither past due or impaired.